Leases (Details) - DKK (kr) kr in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	kr 726		kr 726		kr 523
Lease Liabilities
Current	82		82		74
Non-current	721		721		523
Total lease liabilities	803		803		597
Depreciation charge of right-of-use assets	23	kr 16	44	kr 31
Interest expense	6	4	11	7
Properties
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	726		726		kr 523
Lease Liabilities
Depreciation charge of right-of-use assets	kr 23	kr 16	kr 44	kr 31